Leases - Lease Costs (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 2,820	$ 3,161	$ 8,361	$ 9,297	$ 12,465
Amortization of finance lease right-of-use assets	122	185	354	413	523
Interest on finance lease liabilities (included in interest expense)	35	19	79	60	79
Variable lease costs	560	862	1,742	2,232	2,737
Total lease costs	$ 3,537	$ 4,227	$ 10,536	$ 12,002	$ 15,804